Note 5 - Related Party Transactions (Details Textual) - Interest Free Loan [Member] - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2019	Mar. 31, 2019	Dec. 31, 2018
Chief Medical Officer [Member]
Due from Related Parties, Total			$ 481
Proceeds from Collection of Notes Receivable	$ 100
Chief Executive Officer, Chief Regulatory Officer, International Finance Manager [Member]
Due to Related Parties, Total		$ 350